Fair Value of Financial Instruments - Schedule of Derivative Liabilities at Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - Warrant Liability [Member]	12 Months Ended
Jul. 31, 2018 USD ($)
Balance at July 31, 2017	$ 1,853,000
Issuances
Settlement of warrant liability	(1,394,000)
Adjustments to estimated fair value	(459,000)
Balance at July 31, 2018